Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 197,660	$ 194,227
Restricted cash			298
Accounts receivable, net		77,074	81,170
Prepayment and other current assets, net		30,834	31,179
Total current assets		305,568	306,874
Property, plant and equipment, net		33	85
Intangible assets, net		40,531	20,255
Deferred tax assets		72	41
Unamortized produced content, net		16
Right-of-use assets		371	377
Total non-current assets		41,023	20,758
TOTAL ASSETS		346,591	327,632
Current liabilities:
Short-term bank loans		9,590	4,216
Accounts payable		2,039	9,599
Contract liabilities		27	130
Accrued liabilities and other payables		1,941	3,764
Other taxes payable		25,095	28,178
Lease liabilities current		109	330
Total current liabilities		39,901	46,217
Long-term bank loan		1,370	1,408
Lease liabilities non-current		250
Total non-current liabilities		1,620	1,408
TOTAL LIABILITIES		41,521	47,625
Shareholders’ Equity
Preferred shares (par value of $0.0001 per share; 2,000,000 shares authorized as of December 31, 2024 and 2023; nil and nil shares issued and outstanding as of December 31, 2024 and 2023, respectively)
Additional paid-in capital		113,485	106,215
Statutory reserve		1,411	1,411
Retained earnings		207,128	181,162
Accumulated other comprehensive loss		(17,041)	(8,869)
TOTAL CHEER HOLDING, INC SHAREHOLDERS’ EQUITY		304,993	279,929
Non-controlling interest		77	78
TOTAL SHAREHOLDERS’ EQUITY		305,070	280,007
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		346,591	327,632
Related Party
Current liabilities:
Due to related parties		1,100
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	10	10
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).